Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Maturities Of Operating Lease Liabilities Abstract
2022 (after June 30)	$ 386
2023	786
2024	679
2025	714
2026 and onwards	3,497
Total undiscounted lease liability	6,062
Less: Imputed interest	(791)
Present value of lease liabilities	$ 5,271